INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in associates (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2016 COP ($)
Disclosure of associates [line items]
Balance at the beginning of the year			$ 925,823
Participation in Other Comprehensive Income	$ (64.5)		(209,751)	$ 75,370	$ 302,207
Year-end balance			975,032	925,823
Associates [member]
Disclosure of associates [line items]
Balance at the beginning of the year			925,823	865,410	645,377
Change in accounting policy			(3,691)
Acquisitions					16
Gain in non-monetary transactions					195,514
Participation in the profit or loss of the period			195,991	170,349	147,867
Participation in Other Comprehensive Income			22,400	1,135	(17,949)
Dividends received			(171,899)	(107,812)	(96,375)
Capitalization reductions					(4,746)
Allowance for Impairment					(4,027)
Exchange difference			6,408	(3,259)	(267)
Year-end balance			$ 975,032	$ 925,823	$ 865,410

[1]	See note 2.4, “convenience translation into U.S. dollars”.